Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
INCOME TAXES

NOTE 8 - INCOME TAXES

Income taxes for the years ended December 31, 2014 and 2013 are summarized as follows:

	2014	2013
Current:
Federal	$-	$-
State	$-	$-
Deferred benefit	$(428,282)	$(80,135)
Change in valuation allowance	$428,282	$80,135
Income tax expense	$-	$-

Components of the deferred tax assets are presented in the table below. A 100% valuation allowance has been established against the deferred tax assets, as the utilization of the loss carry forward cannot reasonably be assured.

	2014	2013

Net operating loss carry forwards	631,615	$173,374
Stock-based compensation	96,150	86,250
Valuation allowance	(727,765)	(259,624)
Net deferred tax assets	$-	$-

As of December 31, 2014, NAC has cumulative net operating loss carryforwards (“NOLs”) amounting to $1,579,038 which will begin to expire in 2021. The availability of the Company’s NOLs is subject to limitation if there is a 50% or more positive change in the ownership of the Company’s stock.